Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (180,324)	$ (114,164)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	(546)	321
Foreign currency translation gain (loss)	(103)	234
Total other comprehensive income (loss)	(649)	555
Comprehensive loss	$ (180,973)	$ (113,609)